Leases - Schedule of Weighted Average Remaining Lease Term and Discount Rate (Details)	Jun. 30, 2023
Weighted Average Remaining Lease Term
Operating leases	6 years
Finance leases	2 years 7 months 6 days
Weighted Average Discount Rate
Operating leases	5.00%
Finance leases	5.00%